Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Reserve For Warrants [member]	Accumulated deficit [member]	Shareholders' equity [member]	Non-controlling interests [member]	Total
Beginning balance, value at Aug. 31, 2024	$ 165,945	$ 9,151	$ 1,700	$ (121,893)	$ 54,903	$ 11,136	$ 66,039
Beginning balance, shares at Aug. 31, 2024	280,190,736
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 14)	$ 368	(370)			(2)		(2)
Shares issued for share-based payments, shares	519,215
Share-based compensation expense (Note 14)		189			189		189
Net (loss) income for the period				981	981	1,156	2,137
Ending balance, value at Nov. 30, 2024	$ 166,313	8,970	1,700	(120,912)	56,071	12,292	68,363
Ending balance, shares at Nov. 30, 2024	280,709,951
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 14)	$ 1,688	(1,686)			2		2
Shares issued for share-based payments, shares	4,151,944
Share-based compensation expense (Note 14)		2,272			2,272		2,272
Witholding tax impact on share-based payments		(778)			(778)		(778)
Net (loss) income for the period				(294)	(294)	4,723	4,429
Ending balance, value at Aug. 31, 2025	$ 168,001	8,778	1,700	(121,206)	57,273	17,015	74,288
Ending balance, shares at Aug. 31, 2025	284,861,895
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 14)	$ 142	(115)			27		27
Shares issued for share-based payments, shares	351,571
Share-based compensation expense (Note 14)		258			258		258
Shares issued for cash (Notes 13 and 14)	$ 16				16		16
Shares issued for cash, shares	19,408
Stock options exercised (Notes 13 and 14)	$ 775	(363)			412		412
Stock options exercised, shares	1,422,223
Warrants exercised (Notes 13 and 14)	$ 178		(45)		133		133
Warrants exercised, shares	301,538
Witholding tax impact on share-based payments		(141)			(141)		(141)
Net (loss) income for the period				(4,168)	(4,168)	3,672	(496)
Ending balance, value at Nov. 30, 2025	$ 169,112	$ 8,417	$ 1,655	$ (125,374)	$ 53,810	$ 20,687	$ 74,497
Ending balance, shares at Nov. 30, 2025	286,956,635